Schedule of Stock Option Activity (Details)	12 Months Ended
	Dec. 31, 2016 $ / shares CAD / shares shares	Dec. 31, 2016 CAD / shares shares	Dec. 31, 2015 CAD / shares shares	Dec. 31, 2014 CAD / shares shares	Dec. 31, 2013 CAD / shares shares
Number of Options, Opening Balance | shares	2,130,000	2,130,000	2,430,000	1,425,000
Weighted Average Exercise Price ($Cdn), Opening Balance		CAD 0.38	CAD 0.42	CAD 0.90
Weighted Average Fair Value ($Cdn), Opening Balance					CAD 0.89
Weighted Average Remaining Contractual Life (In Years), Opening Balance					2 years 1 month 17 days
Number of Options, Forfeited | shares	(780,000)	(780,000)		(675,000)
Weighted Average Exercise Price ($Cdn), Forfeited		CAD 0.63		CAD 0.75
Weighted Average Fair Value ($Cdn), Forfeitures	CAD 0.27	CAD 0.27		CAD 0.92
Number of Options, Expired | shares	(100,000)	(100,000)	(300,000)
Weighted Average Exercise Price ($Cdn),Expired			CAD 0.75
Weighted Average Fair Value ($Cdn), Expired			CAD 1.30
Number of Options, Granted | shares	1,680,000	1,680,000		1,680,000
Weighted Average Exercise Price ($Cdn), Granted | (per share)	CAD 0.14	CAD 0.15		CAD 0.15
Weighted Average Fair Value ($Cdn), Granted				CAD 0.06
Number of Options, Vested | shares	1,250,000	1,250,000	1,722,500
Weighted Average Exercise Price ($Cdn), Vested	CAD 0.15	CAD 0.15	CAD 0.43
Weighted Average Fair Value ($Cdn), Vested	CAD 0.06	CAD 0.06	CAD 0.19
Weighted Average Remaining Contractual LIfe (in years)	2 years 7 months 20 days	2 years 7 months 20 days	2 years 8 months 19 days
Number of Options, Unvested | shares	0	0	407,500
Weighted Average Exercise Price ($Cdn), Unvested	CAD 0	CAD 0	CAD 0.15
Weighted Average Fair Value ($Cdn), Unvested	CAD 0	CAD 0	CAD 0.06
Weighted Average Remaining Contractual Life (In Years), Unvested	0 years	0 years	3 years 4 months 20 days
Number of Options, Closing Balance | shares	1,250,000	1,250,000	2,130,000	2,430,000	1,425,000
Weighted Average Exercise Price ($Cdn), Closing Balance		CAD 0.15	CAD 0.38	CAD 0.42	CAD 0.90
Weighted Average Fair Value ($Cdn), Closing Balance	CAD 0.06	CAD 0.06	CAD 0.17	CAD 0.31
Weighted Average Remaining Contracutal Life (In Years), Closing Balance	2 years 7 months 20 days	2 years 7 months 20 days	2 years 10 months 6 days	3 years 4 months 24 days